Schedule of investments
Delaware Ivy VIP Value
March 31, 2022 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 98.50%
Communication Services — 6.66%
Comcast Class A	238,294	$ 11,156,925
Liberty Global Class C †	404,173	10,472,123
Liberty Media Class C †	104,458	4,776,864
		26,405,912
Consumer Discretionary — 5.11%
AutoZone †	3,241	6,626,484
Lowe's	33,400	6,753,146
Target	32,501	6,897,362
		20,276,992
Consumer Staples — 7.13%
Philip Morris International	134,995	12,681,430
Walmart	104,720	15,594,903
		28,276,333
Energy — 7.17%
EOG Resources	124,794	14,879,189
Marathon Petroleum	158,468	13,549,014
		28,428,203
Financials — 21.34%
AGNC Investment	746,618	9,780,696
Allstate	81,700	11,316,267
Ameriprise Financial	34,199	10,272,012
Capital One Financial	82,117	10,781,141
Comerica	86,200	7,795,066
KKR & Co.	144,720	8,461,778
Regions Financial	362,830	8,076,596
Synchrony Financial	218,649	7,611,172
Wells Fargo & Co.	218,175	10,572,760
		84,667,488
Healthcare — 17.87%
Anthem	28,171	13,838,158
CVS Health	118,624	12,005,935
HCA Healthcare	40,401	10,125,299
McKesson	43,351	13,271,042
Regeneron Pharmaceuticals †	16,285	11,373,770
Vertex Pharmaceuticals †	39,462	10,298,398
		70,912,602
Industrials — 10.39%
Norfolk Southern	40,087	11,433,614
Northrop Grumman	21,795	9,747,160
nVent Electric	223,410	7,770,200
Raytheon Technologies	123,818	12,266,649
		41,217,623
	Number of shares	Value (US $)
Common Stocks (continued)
Information Technology — 9.14%
Broadcom	16,222	$ 10,214,669
Fidelity National Information Services	76,929	7,725,210
NXP Semiconductors	46,577	8,620,471
Seagate Technology Holdings	108,149	9,722,595
		36,282,945
Materials — 4.09%
Celanese	56,300	8,043,581
LyondellBasell Industries Class A	79,500	8,174,190
		16,217,771
Real Estate — 4.80%
CBRE Group Class A †	116,641	10,674,984
Weyerhaeuser	220,600	8,360,740
		19,035,724
Utilities — 4.80%
Evergy	131,391	8,979,261
Exelon	211,000	10,049,930
		19,029,191
Total Common Stocks (cost $324,894,554)		390,750,784

Short-Term Investments — 1.45%
Money Market Mutual Fund — 1.45%
State Street Institutional US Government Money Market Fund – Premier Class (seven-day effective yield 0.17%)	5,758,043	5,758,043
Total Short-Term Investments (cost $5,758,043)		5,758,043

Total Value of Securities—99.95% (cost $330,652,597)		396,508,827
Receivables and Other Assets Net of Liabilities—0.05%		195,671
Net Assets Applicable to 48,075,672 Shares Outstanding—100.00%		$396,704,498
†	Non-income producing security.
NQ-IV088 [3/22] 5/22 (2218387)    1